SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued. The Company has determined that there are no other such events that warrant disclosure or recognition in the financial statements, except as noted below.

Subsequent to March 31, 2026, the Company has continued to sell stock to H.C. Wainwright & Co., LLC, pursuant to the Company’s At The Market Offering Agreement with H.C. Wainwright & Co., LLC, dated January 7, 2026, and pursuant to the Company’s registration statement on Form S-3 filed by the Company on January 7, 2026, and declared effective on January 16, 2026. Subsequent to March 31, 2026, the Company has sold pursuant to this facility an aggregate of 2,760,133 shares of Class A common stock for $792,065 in cash. Selling costs of these shares amounted to $34,805, and the Company received $757,260 in net cash.

On June 5, 2025, the Company issued 109,588,265 (pre-split) shares of common stock for the conversion of 3,870,000 shares of preferred series C stock. These shares carrying value was $37,053,457, which was moved from mezzanine equity to shareholders’ equity. On June 26, 2026, the Company issued 304,412 (post-split) shares of common stock for the conversion of 430,000 shares of preferred series C stock. These shares carrying value was $4,117,051, which was moved from mezzanine equity to shareholders’ equity. All preferred series C stock has been converted to common stock and mezzanine equity is now at $0.

Effective June 30, 2026, the Company entered into a securities purchase agreement (the “SPA”) with the Streeterville Capital, LLC (the “Investor”), pursuant to which the Company would sell and the Investor would purchase (i) one or more Secured Pre-Paid Purchases (each a “Pre-Paid Purchase,” and collectively the “Pre-Paid Purchases”) in the aggregate purchase amount of up to $10,000,000 (the “Commitment Amount”), for the purchase of shares of Class A common stock of the Company (“Common Shares”), upon the terms and subject to the limitations and conditions set forth in the Pre-Paid Purchase; and (ii) 450,000 Common Shares, to be delivered by the Company to Investor at the initial closing and to be used as pre-delivery shares under the Pre-Paid Purchases (the “Pre-Delivery Shares”).

The SPA includes customary representations, warranties and covenants by the Company and customary closing conditions. The SPA prohibits the Company, while any Pre-Paid Purchase is outstanding, from issuing any (i) debt securities other than trade payables in the ordinary course of business, or (ii) any variable rate equity securities. The SPA also prohibits the Company from making any payments to William Alessi, the Company’s CEO, or any of his affiliates, with respect to any debt obligations owed by the Company to any of those affiliated debtholders. The SPA prohibits the issuance to the Investor under any Pre-Paid Purchase of a number of Common Shares in excess of the amount that would be permitted under Nasdaq Listing Rule 5635(d) without shareholder approval (the “Exchange Cap”), and requires the Company to obtain shareholder approval to issue to the Investor an amount of Common Shares in excess of the Exchange Cap (the “Shareholder Approval”) prior to the initial closing. The Shareholder Approval was received by the Company on June 30, 2026. The SPA also requires the Company to, within 30 days of the initial closing, file (i) a Schedule 14C information statement with the Securities and Exchange Commission (“SEC”) regarding the Shareholder Approval, and (ii) a registration statement with the SEC registering the Pre-Delivery Shares and all other Common Shares that may be purchased by the Investor pursuant to any Pre-Paid Purchase.

Each Pre-Paid Purchase will be issued in substantially the same form as the Initial Pre-Paid Purchase (defined below), matures 18 months following the date the purchase price for such Pre-Paid Purchase is delivered to the Company (the “Purchase Price Date”), includes an 8% original issue discount (OID), accrues interest at 8% per annum, and is prepayable, after providing 10 trading days’ notice, at a 10% premium to the then-outstanding balance of the Pre-Paid Purchase. If the registration statement referenced above is not declared effective by the SEC within 90 days of the Purchase Price Date, the outstanding balance under the Pre-Paid Purchase will automatically increase by 1% and will continue increasing by 1% every 30 days thereafter until the earlier of (i) the date the registration statement is declared effective, or (ii) 6 months following the Purchase Price Date. Under each Pre-Paid Purchase, the holder has the right to purchase Common Shares (by applying a portion of the outstanding balance under the Pre-Paid Purchase to the purchase of Common Shares) at a purchase price equal to 90% multiplied by the lowest daily volume-weighted average price during the five trading days preceding the purchase notice, subject to a $0.81 per share floor price, and provided that the Investor may not purchase shares of Common Stock to the extent that such purchase would result in the Investor’s beneficial ownership of Common Stock being in excess of 9.99%. If the volume-weighted average price of the Common Shares is less than the $0.81 per share floor price for at least 5 consecutive trading days, the Company is required to begin making monthly cash repayments of amounts outstanding under the Pre-Paid Purchase in amounts equal to (i) the outstanding balance at that time divided by 6, plus (ii) outstanding interest as of each payment date.

Each Pre-Paid Purchase is secured by a security agreement (the “Security Agreement”) by and between the Investor and the Company and its subsidiaries, granting the Investor first priority security interests in all assets of the Company and its subsidiaries, including Alpha Modus, Corp.’s intellectual property pursuant to a separate intellectual property security agreement (the “IP Security Agreement”). Additionally, each of the Company’s subsidiaries are guarantors of the Company’s obligations under each Pre-Paid Purchase pursuant to a guaranty (the “Guaranty”). William Alessi, his entity, Janbella Group, LLC, the trusts deemed to be beneficially owned by Mr. Alessi, and Chris Chumas (the Company’s CSO) (each a “Capital Party” and collectively the “Capital Parties”), are required to execute a subordination and voting agreement (the “Subordination Agreement”) pursuant to which (i) all of the Company’s and its subsidiaries’ indebtedness and obligations to each Capital Party will be subordinated to Investor, (ii) all security interests of any Capital Party will be subordinate to Investor’s security interests, (iii) the Company and its subsidiaries will not make any payments to any Capital Party (except for non-discretionary compensation owed to them pursuant to employment agreements with the Company), (iv) none of the Capital Parties will accelerate any subordinated debt or equity, (v) and no Capital Party will convert, exchange, or transfer their shares of Company stock until such time as the Investor has been fully paid and all financing agreements between the Investor and the Company are terminated. The Subordination Agreement also requires Chris Chumas to convert the 430,000 shares of Series C Preferred Stock of the Company beneficially owned by him prior to June 29, 2026, into 304,412 Common Shares (the “Chumas Common Shares”) within 30 days of the Purchase Price Date, and the SPA requires Chris Chumas to complete that conversion of preferred shares into the Chumas Common Shares prior to the initial closing.

On June 30, 2026, the Company sold to the Investor (i) an initial Pre-Paid Purchase in the original principal amount of $2,190,000 (the “Initial Pre-Paid Purchase”), and (ii) the Pre-Delivery Shares, for a total purchase price of $2,000,045, which was paid by the Investor to the Company in the initial closing on June 30, 2026. At the initial closing, the Company issued the Initial Pre-Paid Purchase and Pre-Delivery Shares to the Investor, the Company and its subsidiaries entered into the Security Agreement, the Company’s subsidiary (Alpha Modus, Corp.) entered into the IP Security Agreement, the Company’s subsidiaries entered into the Guaranty, and the Capital Parties entered into the Subordination Agreement.

NOTE 14 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued. The Company has determined that there are no other such events that warrant disclosure or recognition in the financial statements, except as noted below.

On October 24, 2025, the Company entered into consulting agreements with Rucus Holdings LLC (“Rucus”) and Leron Group LLC (“Leron”), pursuant to which Rucus and Leron would provide marketing and sales services to the Company in connection with the rollout of the Company’s financial services kiosks with a major US retailer, and the Company would issue Rucus 250,000 shares of Class A common stock, and the Company would issue Leron 4,000,000 shares of Class A common stock. Such shares were issued to Rucus and Leron on or about January 20, 2026. These shares were valued at $0.8049 on January 20, 2026 for a total value of $3,420,825. The Company recognized stock compensation expense of $3,420,825.

On January 20, 2026, the Company issued 400,000 shares of Class A common stock to Maxim Partners, LLC for the conversion of $368,750 on accounts payable. These shares were valued at $0.8049 on January 20, 2026 for a total value of $321,960. The Company recognized a gain on settlement of debt of $46,790.

On February 19, 2026, the Company issued 776,759 shares of Class A common stock to Loeb & Loeb, LLP pursuant to its conversion of the Note issued by the Company to Loeb & Loeb, LLP on or about December 13, 2024. The lender converted $325,000 in principal and $80,903 in accrued default interest. These shares were valued at $0.5048 on February 19, 2026 for a total value of $392,108. The Company recognized a gain on settlement of debt of $13,795.

On February 27, 2026, the Company issued 95,000 shares of Class A common stock to two individuals for services rendered as a bonus for their diligence and efforts for the Company. These shares were valued at $0.5014 on February 27, 2026 for a total value of $47,633. The Company recognized stock compensation expense of $47,633.

On January 16, 2026, the Form S-3 filed with the SEC by the Company was declared effective. The Company made an agreement with HC Wainwright & Co., LLC to sell stock under the “At the Market” plan setforth in the Form S-3. During the three months ended March 31, 2026, the Company issued 2,433,564 shares of Class A common stock for $1,924,383 in cash. Selling costs of these shares amounted to $69,282 and the Company received $1,855,101 in cash.